Prepayments and Other Current Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Prepayments and Other Current Assets [Abstract]
Schedule of Prepayments and Other Current Assets, Net

Prepayments and other current assets, net consisted of the following:

	As of December 31,
	2024	2025
Prepayments of services (1)	1,042,259	6,482,998
Deductible input value-added tax	3,316,438	2,522,654
Security deposits for leases (2)	-	1,100,000
Rent receivable	333,333	986,132
Receivables of over-paid income tax	892,119	890,222
Others	262,581	321,873
Total	5,846,730	12,303,879

(1)	Prepayments of services primarily consist of financial consulting service fees related to the vocational education merger and acquisition project of RMB6.0 million. The services cover target screening, due diligence coordination, transaction document drafting, negotiation support, and post-investment management.
(2)	On July 31, 2024, the Group entered into a six-year lease agreement with Hebei Petroleum Technical College for educational use. Following the early termination of the agreement in 2025, the security deposits will be returned after the Group completes campus relocation and vacates the property by January 15, 2026. The Group has fully recovered the security deposits on 25 March 2026.